Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contract customers advances payable [member] | Commercial agreement with cemeto bayano [member]
Statement [line Items]
Current advances from contract with customers received	$ 161	$ 184
Deferred revenue current	4	4
Mexico [member]
Statement [line Items]
Other taxes payable current	$ 19	$ 22